October 7, 2005
Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington D.C. 20549-1004
Attention: Filing Desk, Stop 1-4
Gentlemen:
Pursuant to the regulations of the Securities and Exchange Commission submitted herewith for filing on behalf of KB Home is its Quarterly Report on Form 10-Q for the quarter ended August 31, 2005.
This filing is being effected by direct transmission to the Commission’s EDGAR system.
Very Truly Yours,
/s/ William R. Hollinger

William R. Hollinger
Senior Vice President and Controller